Operating segment and geographic data - Schedule of Depreciation and amortization, Capital expenditure, and Total assets by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 814	$ 893	$ 915
Capital expenditure	762	820	694
Total assets	39,148	40,260	41,088
Equity method investments	130	1,670
Electrification
Segment Reporting Information [Line Items]
Depreciation and amortization	406	425	411
Capital expenditure	385	345	316
Total assets	13,992	12,831	12,800
Motion
Segment Reporting Information [Line Items]
Depreciation and amortization	141	172	182
Capital expenditure	150	230	118
Total assets	6,565	5,936	6,495
Process Automation
Segment Reporting Information [Line Items]
Depreciation and amortization	75	83	80
Capital expenditure	100	85	75
Total assets	4,598	5,009	5,008
Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Depreciation and amortization	141	144	131
Capital expenditure	86	96	65
Total assets	4,901	4,860	4,794
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	51	69	111
Capital expenditure	41	64	120
Total assets	9,092	11,624	11,991
Assets held for sale	$ 96	136	282
Corporate and Other [Member] | Hitachi ABB Power Grids
Segment Reporting Information [Line Items]
Equity method investments		$ 1,609	$ 1,710